13. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of changes in property, plant and equipment

Gains and losses from disposals are determined by the comparison between the amounts of these disposals and the book value upon the transaction and are recognized in "Other net operating revenues (expenses)" in the statement of income.

•	Changes in property, plant and equipment

	Balance at December 2019	Additions	Write-offs	Transfers	Balance at December 2020

Total cost of property, plant and equipment	43,358,751	4,687,207	(616,791)	-	47,429,167
Commutation / transmission equipment	22,817,681	10,464	(174,249)	3,222,020	25,875,916
Optical fiber cables	813,589	-	-	64,511	878,100
Leased handsets	2,489,995	912	(7,140)	159,569	2,643,336
Infrastructure	6,096,847	92,234	(8,063)	255,554	6,436,572
Informatics assets	1,721,251	1	(9,996)	59,130	1,770,386
General use items	859,505	1	(1,544)	44,325	902,287
Right of use in leases (1)	6,933,416	1,849,539	(415,060)	-	8,367,895
Land	40,794	-	-	-	40,794
Construction in progress	1,585,673	2,734,056	(739)	(3,805,109)	513,881
					-
Total accumulated depreciation	(25,746,587)	(3,767,678)	185,796	-	(29,328,469)
Commutation / transmission equipment	(16,389,213)	(1,906,480)	165,167	-	(18,130,526)
Optical fiber cables	(410,567)	(72,046)	-	-	(482,613)
Leased handsets	(2,256,863)	(143,309)	1,955	-	(2,398,217)
Infrastructure	(3,593,833)	(432,549)	7,528	-	(4,018,854)
Informatics assets	(1,565,309)	(62,649)	9,988	-	(1,617,970)
General use items	(590,658)	(48,403)	1,158	-	(637,903)
Right-of-use in leases	(940,144)	(1,102,242)	-	-	(2,042,386)
Total	17,612,164	919,529	(430,995)	-	18,100,698
Commutation / transmission equipment	6,428,468	(1,896,016)	(9,082)	3,222,020	7,745,390
Optical fiber cables	403,022	(72,046)	-	64,511	395,487
Leased handsets	233,132	(142,397)	(5,185)	159,569	245,119
Infrastructure	2,503,014	(340,315)	(535)	255,554	2,417,718
Informatics assets	155,942	(62,648)	(8)	59,130	152,416
General use items	268,847	(48,402)	(386)	44,325	264,384
Right-of-use in leases	5,993,272	747,297	(415,060)	-	6,325,509
Land	40,794	-	-	-	40,794
Construction in progress	1,585,673	2,734,056	(739)	(3,805,109)	513,881

(1) The amount of R$ 415,060 is represented by remeasurement of contracts and includes changes in the term and scope of leases and a review of the estimate in relation to low-value vehicle contracts.

	Balance for Dec/18	Adoption of IFRS 16	Additions	Disposals	Transfers		Balance for Dec/19
						Other changes
Total cost of property, plant and equipment	33,832,803	5,256,114	4,855,684	(183,384)	-	(408,118)	43,353,099
Commutation/transmission equipment	20,806,249	-	17,662	(133,789)	2,121,907	-	22,812,029
Fiber optic cables	762,175	-	-	-	51,414	-	813,589
Leased handsets	2,313,945	-	519	(20,194)	195,725	-	2,489,995
Infrastructure (i)	6,133,810	-	-	(18,684)	294,851	(313,130)	6,096,847
Informatics assets	1,679,328	-	-	(9,366)	51,289	-	1,721,251
General use assets	796,839	-	-	(623)	63,289	-	859,505
Rights-of-use in leases	-	5,256,114	1,772,290	-	-	(94,988)	6,933,416
Land	40,794	-	-	-	-	-	40,794
Construction in progress	1,299,663	-	3,065,213	(728)	(2,778,475)	-	1,585,673

Total of Accumulated depreciation	(22,629,181)	-	(3,262,726)	150,972	-	-	(25,740,935)
Commutation/transmission equipment	(14,936,069)	-	(1,577,490)	129,998	-	-	(16,383,561)
Fiber optic cables	(345,532)	-	(65,035)	-	-	-	(410,567)
Leased handsets	(2,132,227)	-	(131,341)	6,705	-	-	(2,256,863)
Infrastructure (i)	(3,157,890)	-	(440,224)	4,281	-	-	(3,593,833)
Informatics assets	(1,512,114)	-	(62,561)	9,366	-	-	(1,565,309)
General use assets	(545,349)	-	(45,931)	622	-	-	(590,658)
Right-of-use in leases	-	-	(940,144)	-	-	-	(940,144)

Total	11,203,622	5,256,114	1,592,958	(32,412)	-	(408,118)	17,612,164
Commutation/transmission equipment	5,870,180	-	(1,559,828)	(3,791)	2,121,907	-	6,428,468
Fiber optic cables	416,643	-	(65,035)	-	51,414	-	403,022
Leased handsets	181,718	-	(130,822)	(13,489)	195,725	-	233,132
Infrastructure (i)	2,975,920	-	(440,224)	(14,403)	294,851	(313,130)	2,503,014
Informatics assets	167,214	-	(62,561)	-	51,289	-	155,942
General use assets	251,490	-	(45,931)	(1)	63,289	-	268,847
Rights-of-use in leases	-	5,256,114	832,146	-	-	(94,988)	5,993,272
Land	40,794	-	-	-	-	-	40,794
Construction in progress	1,299,663	-	3,065,213	(728)	(2,778,475)	-	1,585,673

The lease rights of use are represented by leased agreements of identifiable assets within the scope of IFRS16 standard. These rights refer to leases of network infrastructure, stores and kiosks, real estate, land (Network) and fiber, as below:

Right-of-use in lease	Network infrastructure	Vehicles	Shops & kiosks & real estate	Land (Network)	Fiber	Total
Balances at December 31, 2019	3,172,142	6,988	479,472	1,539,913	794,757	5,993,272
Additions for the year	492,771	4,926	142,174	251,886	957,782	1,849,539
Remeasurement	(196,967)	(7,426)	(114,726)	(89,335)	(6,606)	(415,060)
Depreciation	(448,046)	(4,488)	(106,658)	(201,555)	(341,495)	(1,102,242)
Balances at December 31, 2020	3,019,900	-	400,262	1,500,909	1,404,438	6,325,509
Amortization percentage per year - %	12.41	38.35	22.60	9.87	24.69

Schedule of depreciation rates
Annual rate %
Commutation / transmission equipment	8–14.29
Fiber optic cables	4–10
Leased handsets	14.28–50
Infrastructure assets	4–20
Informatics assets	10–20
General use assets	10–20